Accumulated Other Comprehensive Income (Schedule of Reclassifications out of AOCI by Component Net of Tax) (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating revenue	[1]	$ (4,269)	$ (3,451)	$ (12,097)	$ (10,005)
Interest and related charges		451	378	1,372	1,053
Other income		(173)	(373)	(653)	(658)
Income from operations before income tax expense		(1,036)	(1,145)	(574)	(2,372)
Income tax expense		51	262	208	485
Electric fuel and other energy-related purchases		774	761	2,283	2,128
Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Income from discontinued operations		45	33	125	135
Operating revenue	[2]	(502)	(533)	(1,598)	(1,431)
Interest and related charges	[2]	88	52	261	102
Other income		(46)	(18)	(131)	(51)
Income from operations before income tax expense		(168)	(278)	(529)	(549)
Income tax expense		38	69	104	100
Income (loss) including noncontrolling interests, net of tax		(130)	(209)	(425)	(449)
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense		(7)	40		95
Income tax expense		1	(10)		(24)
Income (loss) including noncontrolling interests, net of tax		(6)	30		71
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense		12	6	13	21
Income tax expense		(3)	(2)	(3)	(6)
Income (loss) including noncontrolling interests, net of tax		9	4	10	15
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Commodity contracts
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating revenue		(35)	26		55
Purchased gas		2			2
Electric fuel and other energy-related purchases					(8)
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Commodity contracts | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Income from discontinued operations		(2)	3	(4)	8
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Interest rate contracts
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges		14	12		36
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Interest rate contracts | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges		2	1	3	3
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Foreign currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		12	2		10
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Foreign currency | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		12	2	14	10
Unrealized (gains) and losses on investment securities: | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized (gain) loss on sale of securities		(5)	3	(6)	5
Income from operations before income tax expense		(5)	3	(6)	5
Income tax expense		1		1	(1)
Income (loss) including noncontrolling interests, net of tax		(4)	3	(5)	4
Amortization of prior-service costs (credits) | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		(5)	(5)	(18)	(16)
Amortization of actuarial losses | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		31	30	85	91
Unrecognized pension and other postretirement benefit costs:
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized pension and other postretirement benefit costs, before tax		26	25	67	75
Unrecognized pension and other postretirement benefit costs, income tax expense		(6)	(7)	(17)	(15)
Unrecognized pension and other postretirement benefit costs, net of tax		20	18	50	60
Unrecognized pension and other postretirement benefit costs: | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized pension and other postretirement benefit costs, before tax		1	2	5	5
Unrecognized pension and other postretirement benefit costs, income tax expense				(1)	(1)
Unrecognized pension and other postretirement benefit costs, net of tax		1	2	4	4
Unrecognized pension and other postretirement benefit costs: | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense				(77)
Income tax expense				19
Income (loss) including noncontrolling interests, net of tax				(58)
Unrecognized pension and other postretirement benefit costs: | Amounts Reclassified From AOCI | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		$ 1	$ 2	5	$ 5
Unrecognized pension and other postretirement benefit costs: | Amounts Reclassified From AOCI | Commodity contracts
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating revenue				(127)
Purchased gas				(1)
Unrecognized pension and other postretirement benefit costs: | Amounts Reclassified From AOCI | Interest rate contracts
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges				37
Unrecognized pension and other postretirement benefit costs: | Amounts Reclassified From AOCI | Foreign currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income				$ 14

[1]	See Note 10 for amounts attributable to related parties.
[2]	See Note 20 for amounts attributable to related parties.